CAPITAL STOCK (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Apr. 24, 2023 USD ($)
Equity, Class of Treasury Stock [Line Items]
Number of votes for each share of common stock | vote	1
Stock repurchase program, authorized amount				$ 10,000,000,000
Stock repurchase program remaining authorized repurchase amount				$ 2,100,000,000
Reacquired stock or repurchases of common stock	$ 200,000,000	$ 0
Treasury stock
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during period (in shares) | shares	19,200,000	21,900,000	15,800,000
Reacquired stock or repurchases of common stock	$ 3,715,000,000	$ 4,200,000,000	$ 3,380,000,000
Common stock, par value
Equity, Class of Treasury Stock [Line Items]
Common stock, shares authorized (in shares) | shares	2,000,000,000
Common shares par value (in dollars per share) | $ / shares	$ 1
Treasury stock
Equity, Class of Treasury Stock [Line Items]
Authorized amount of common stock value of share repurchase program	$ 10,000,000,000
Stock repurchase program remaining authorized repurchase amount	$ 7,100,000,000	$ 2,900,000,000
Stock repurchased during period (in shares) | shares		21,900,000
Reacquired stock or repurchases of common stock		$ 4,200,000,000
Preferred Stock
Equity, Class of Treasury Stock [Line Items]
Preferred stock, shares authorized (in shares) | shares	40,000,000
Preferred stock, shares outstanding (in shares) | shares	0